Other Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Income

		Years Ended December 31

(in thousands)	Note	2017	2016

Dividend income		$60	$37

Interest income		407	147

Proceeds relative to the Mercator Minerals bankruptcy		1,022	-

Guarantee fees - Primero Revolving Credit Facility	27	2,683	-

Gain on fair value adjustment of convertible note receivable	16	215	-

Loss on fair value adjustment of share purchase warrants held	17	(6)	-

Fees for contract amendments and reconciliations		9,424	-

Other		14	13

Total other income		$13,819	$197